Revenue - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Revenue from contract liabilities	€ 211	€ 933	€ 0
Non Refundable payments received in the previous periods now recognized as revenue	€ 2,589	€ 2,589